VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.12

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXXXX		487306	XXXXX	Amortization Term	notePage	360	240	Audit Value Pulled From Note, methodology difference.
XXXXXXX		869445	XXXXX	Amortization Term	notePage	360	240	Audit Value Pulled From Note, methodology difference.